Investments	12 Months Ended
Dec. 31, 2013
Investments [Abstract]
Investments
Investments:
Investments include our share of unconsolidated joint ventures, nonmarketable securities and marketable equity securities. The following table details our investment balances at December 31, 2013 and 2012 (in thousands).

	December 31,
	2013	2012
Joint ventures	$187,843	$185,928
Nonmarketable securities	534	923
Marketable equity securities	23,801	20,290
Total	$212,178	$207,141

Our ownership positions in significant unconsolidated investments are shown below:

		December 31,
		2013	2012	2011
*	Nippon Aluminum Alkyls - a joint venture with Mitsui Chemicals, Inc. that produces aluminum alkyls	50%	50%	50%
*	Magnifin Magnesiaprodukte GmbH & Co. KG - a joint venture with Radex Heraklith Industriebeteiligung AG that produces specialty magnesium hydroxide products	50%	50%	50%
*	Nippon Ketjen Company Limited - a joint venture with Sumitomo Metal Mining Company Limited that produces refinery catalysts	50%	50%	50%
*	Eurecat S.A. - a joint venture with IFP Investissements for refinery catalysts regeneration services	50%	50%	50%
*	Fábrica Carioca de Catalisadores S.A. - a joint venture with Petrobras Quimica S.A. - PETROQUISA that produces catalysts and includes catalysts research and product development activities	50%	50%	50%
*	Stannica, LLC - a joint venture with PMC Group, Inc. that produces tin stabilizers	50%	50%	50%

Our investment in the significant unconsolidated joint ventures above amounted to $172.9 million and $170.6 million as of December 31, 2013 and 2012, respectively, and the amount included in Equity in net income of unconsolidated investments (net of tax) in the consolidated statements of income totaled $31.5 million, $37.0 million and $43.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. Undistributed earnings attributable to our significant unconsolidated investments represented approximately $117.1 million and $106.1 million of our consolidated retained earnings at December 31, 2013 and 2012, respectively. All of the unconsolidated joint ventures in which we have investments are private companies and accordingly do not have a quoted market price available.
The following summary lists our assets, liabilities and results of operations for our significant unconsolidated joint ventures presented herein (in thousands):

	December 31,
	2013	2012
Summary of Balance Sheet Information:
Current assets	$313,446	$343,129
Noncurrent assets	198,776	212,587
Total assets	$512,222	$555,716

Current liabilities	$100,469	$129,105
Noncurrent liabilities	77,734	76,422
Total liabilities	$178,203	$205,527

	Year Ended December 31,
	2013	2012	2011
Summary of Statements of Income Information:
Net sales	$598,459	$601,233	$672,859
Gross profit	$169,406	$165,650	$189,691
Income before income taxes	$101,652	$105,329	$132,399
Net income	$71,294	$71,561	$88,414

We have evaluated each of the unconsolidated investments pursuant to current accounting guidance and none qualify for consolidation. Dividends received from our significant unconsolidated investments were $20.5 million, $25.6 million and $22.8 million in 2013, 2012 and 2011, respectively.
At December 31, 2013 and 2012, the carrying amount of our investments in unconsolidated joint ventures exceeded the amount of underlying equity in net assets by approximately $8.4 million and $12.1 million, respectively. These amounts represent the differences between the value of certain assets of the joint ventures and our related valuation on a U.S. GAAP basis. As of December 31, 2013 and 2012, $1.4 million and $1.8 million, respectively, remained to be amortized over the remaining useful lives of the assets with the balance of the difference representing primarily our share of the joint ventures’ goodwill.
The carrying value of our unconsolidated investment in Stannica LLC, a variable interest entity for which we are not the primary beneficiary, was $5.5 million and $6.6 million at December 31, 2013 and 2012, respectively. Our maximum exposure to loss in connection with our continuing involvement with Stannica LLC is limited to our investment carrying value.
Assets of the Benefit Protection Trust, in conjunction with our EDCP, are accounted for as trading securities in accordance with authoritative accounting guidance. The assets of the Trust consist primarily of mutual fund investments and are marked-to-market on a monthly basis through the consolidated statements of income. As of December 31, 2013 and 2012, these marketable securities amounted to $23.0 million and $20.3 million, respectively.
During the year ended December 31, 2012, we and our joint venture partner each advanced $22.5 million to our 50%-owned joint venture, Saudi Organometallic Chemicals Company (SOCC), pursuant to a long-term loan arrangement. Our loan bears quarterly interest at the London Inter-Bank Offered Rate (LIBOR) plus 1.275% per annum (1.52% and 1.58% as of December 31, 2013 and 2012, respectively), with interest receivable on a semi-annual basis on January 1 and July 1. Principal repayments on amounts outstanding under this arrangement are required as mutually agreed upon by the joint venture partners, but with any outstanding balances receivable in full no later than December 31, 2021. This loan receivable outstanding has been recorded in Other assets in our consolidated balance sheets at December 31, 2013 and 2012. The recorded value of this receivable approximates fair value as it bears interest based on prevailing variable market rates. Also during the year ended December 31, 2012, we and our joint venture partner each advanced 1.9 million Euros (approximately $2.6 million and $2.5 million at December 31, 2013 and 2012, respectively) to our 50%-owned joint venture, Eurecat S.A., pursuant to a long-term loan arrangement. During the year ended December 31, 2011, we made a capital contribution of $10.9 million to SOCC.